Consolidated statement of comprehensive income - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Statement of comprehensive income [abstract]
Profit for the period	$ 9,937	$ 6,609	$ 8,416
Items that will be reclassified subsequently to profit or loss when specific conditions are met:
Debt instruments at fair value through other comprehensive income	1,015	22	(265)
– fair value gains/(losses)	2,141	490	(658)
– fair value (gains)/losses transferred to the income statement on disposal	(794)	(424)	329
– expected credit losses recognised in income statement	(5)	(3)	(91)
– income taxes	(327)	(41)	155
Cash flow hedges	239	87	(68)
– fair value gains/(losses)	241	9	(276)
– fair value losses reclassified to the income statement	68	133	184
– income taxes and other movements	(70)	(55)	24
Share of other comprehensive income/(expense) of associates and joint ventures	73	(7)	(57)
– share for the period	85	(7)	(57)
– fair value gains transferred to the income statement on disposal	(12)
Exchange differences	109	(2,904)	(4,252)
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of defined benefit asset/liability	(45)	(626)	297
– before income taxes	(50)	(809)	421
– income taxes	5	183	(124)
Changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk	(1,445)	1,502	1,345
– before income taxes	(1,816)	1,953	1,653
– income taxes	371	(451)	(308)
Equity instruments designated at fair value through other comprehensive income	268	3	(30)
– fair value gains/(losses)	265	(45)	(26)
– income taxes	3	48	(4)
Effects of hyperinflation	113	283	0
Other comprehensive expense for the period, net of tax	327	(1,640)	(3,030)
Total comprehensive income for the period	10,264	4,969	5,386
Attributable to:
– ordinary shareholders of the parent company	8,741	3,854	4,229
– preference shareholders of the parent company	45	45	45
– other equity holders	664	499	530
– non-controlling interests	814	571	582
Total comprehensive income for the period	$ 10,264	$ 4,969	$ 5,386